Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	April 22 - June 30, 2011
Distribution Date	07/15/11
Transaction Month	1
30/360 Days	57
Actual/360 Days	58

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$204,000,000.00	1.0000000	$130,620,219.61	0.6402952	$73,379,780.39
Class A-2 Notes	$313,000,000.00	1.0000000	$313,000,000.00	1.0000000	$-
Class A-3 Notes	$277,000,000.00	1.0000000	$277,000,000.00	1.0000000	$-
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$1,000,000,000.00	1.0000000	$926,620,219.61	0.9266202	$73,379,780.39

Weighted Avg. Coupon (WAC)	4.54%		4.56%
Weighted Avg. Remaining Maturity (WARM)	59.86		57.92
Pool Receivables Balance	$1,057,739,792.32		$989,530,370.06
Remaining Number of Receivables	59,025		57,103

Adjusted Pool Balance	$1,010,117,970.23		$943,490,842.10

III. COLLECTIONS

Principal:
Principal Collections	$67,997,422.74
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$128,503.46
Total Principal Collections	$68,125,926.20

Interest:
Interest Collections	$8,795,280.72
Late Fees & Other Charges	$51,609.12
Interest on Repurchase Principal	$-
Total Interest Collections	$8,846,889.84

Collection Account Interest	$6,666.61
Reserve Account Interest	$667.99
Servicer Advances	$-

Total Collections	$76,980,150.64

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	April 22 - June 30, 2011
Distribution Date	07/15/11
Transaction Month	1
30/360 Days	57
Actual/360 Days	58

IV. DISTRIBUTIONS

Total Collections					$76,980,150.64
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$82,030,740.49
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,997,952.94		$1,997,952.94	$1,997,952.94
Collection Account Interest					$6,666.61
Late Fees & Other Charges					$51,609.12
Total due to Servicer					$2,056,228.67

2. Class A Noteholders Interest:
Class A-1 Notes		$81,601.36		$81,601.36
Class A-2 Notes		$292,394.17		$292,394.17
Class A-3 Notes		$456,126.67		$456,126.67
Class A-4 Notes		$287,505.63		$287,505.63

Total Class A interest:		$1,117,627.83		$1,117,627.83	$1,117,627.83

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$130,683.90		$130,683.90	$130,683.90

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$155,502.97		$155,502.97	$155,502.97

7. Third Priority Principal Distribution:		$31,259,157.90		$31,259,157.90	$31,259,157.90

8. Class D Noteholders Interest:		$140,326.88		$140,326.88	$140,326.88

Available Funds Remaining:					$42,120,622.49

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$42,120,622.49

		Distributable Amount		Paid Amount
Class A-1 Notes				$42,120,622.49
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$45,452,359.40		$42,120,622.49
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$45,452,359.40		$42,120,622.49

10. Available Amounts Remaining to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$47,621,822.09
Beginning Period Amount	$47,621,822.09
Current Period Amortization	$1,582,294.14
Ending Period Required Amount	$46,039,527.96
Ending Period Amount	$46,039,527.96
Next Distribution Date Amount	$44,482,367.72

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	April 22 - June 30, 2011
Distribution Date	07/15/11
Transaction Month	1
30/360 Days	57
Actual/360 Days	58

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$10,117,970.23	$16,870,622.49	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		1.00%	1.67%	2.00%
Overcollateralization as a % of Current Adjusted Pool		1.00%	1.79%	2.14%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.38%	56,750	99.38%	$983,421,872.02
30 - 60 Days	0.50%	288	0.50%	$4,922,203.47
61 - 90 Days	0.11%	61	0.11%	$1,124,755.57
91 + Days	0.01%	4	0.01%	$61,539.00
		57,103		$989,530,370.06
Total
Delinquent Receivables 61 + days past due	0.11%	65	0.12%	$1,186,294.57
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.00%	0	0.00%	$-
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.04%		0.04%

Repossession in Current Period		14		$280,161.46
Repossession Inventory		8		$137,254.99

Charge-Offs
Gross Principal of Charge-Off for Current Period				$211,999.52
Recoveries				$(128,503.46)
Net Charge-offs for Current Period				$83,496.06

Beginning Pool Balance for Current Period				$1,057,739,792.32

Net Loss Ratio				0.09%
Net Loss Ratio for 1st Preceding Collection Period				0.00%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.03%

Cumulative Net Losses for All Periods				$83,496.06
Cumulative Net Losses as a % of Initial Pool Balance				0.01%

Principal Balance of Extensions				$3,800,709.16
Number of Extensions				203

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